Financial Expenses (Income), Net	12 Months Ended
Dec. 31, 2016
Financial Expenses (Income), Net [Abstract]
FINANCIAL EXPENSES (INCOME), NET
NOTE 11:-	FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2014	2015	2016

Financial income:
Change in fair value of warrants and capital note presented at fair value	$-	$(19,278)	$(25,936)
Foreign exchange gain, net	(9,933)	-	-

Financial expenses:
Change in fair value of warrants and capital note presented at fair value	235,382	-	-
Beneficial conversion feature related to bridge financing notes	-	-	74,160
Foreign exchange loss, net	-	8,111	17,982
Other	11,112	10,073	14,430

	$236,561	$(1,094)	$80,636